Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended			9 Months Ended		12 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended												12 Months Ended	0 Months Ended	9 Months Ended
	Jun. 28, 2013	Aug. 31, 2011	Jul. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Common Stock Call Option [Member]	Sep. 30, 2013 Common Stock Call Option [Member]	Sep. 30, 2012 Common Stock Call Option [Member]	Dec. 31, 2012 Common Stock Call Option [Member]	Dec. 31, 2011 Common Stock Call Option [Member]	Mar. 31, 2013 Common Stock Call Option [Member] Maximum	Sep. 30, 2013 Common Stock Call Option [Member] Maximum	Dec. 31, 2012 Warrants [Member]	Dec. 31, 2011 Warrants [Member]	Jul. 31, 2011 Non-employee [Member]	Dec. 31, 2011 Non-employee [Member]	Jul. 31, 2011 Other non-employee [Member]	Dec. 31, 2011 Other non-employee [Member]	Jun. 30, 2011 Series B One Redeemable Convertible Preferred Stock [Member]	May 31, 2011 Series B One Redeemable Convertible Preferred Stock [Member]	Jun. 30, 2011 Series B Two Redeemable Convertible Preferred Stock Member	May 31, 2011 Series B Two Redeemable Convertible Preferred Stock Member	Jun. 30, 2011 Series A- Redeemable Convertible Preferred Stock [Member]	May 31, 2011 Series B Preferred Stock [Member]	Jul. 31, 2011 Series A Convertible Preferred Stock [Member]	Sep. 30, 2013 Series A Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Jul. 31, 2011 Series A Convertible Preferred Stock [Member] Minimum	Dec. 31, 2012 Undesignated [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member] Common Stock Call Option [Member]	Aug. 14, 2013 IPO [Member]	Sep. 30, 2013 Warrants [Member]	Sep. 30, 2012 Warrants [Member]
Preferred stock convertible to common stock, conversion basis																					one-for-one		one-for-one		Three-for-one
Preferred stock liquidation preference																					$ 0.64		$ 0.64		$ 2.00
Preferred stock cumulative dividend rate percentage																					8.00%		8.00%		8.00%
Preferred stock redemption price per share																					$ 0.64		$ 0.64
Payment for repurchase of preferred stock																										$ 1,530,000
Share price per share						$ 15.60																				$ 2.67					$ 15.60
Preferred stock shares to be repurchased																						19,531		554,298
Convertible Preferred stock issued																											17,418,807							17,418,807
Preferred stock issued price per share																											$ 7.800
Proceeds from issuance of convertible preferred stock shares																											135,023,000
Transaction cost and reimbursements																											844,000
Shares repurchased during period, shares		17,418,695
Shares repurchased during period, value		135,525,000				3,950,000	135,866,000
Proceeds related to Warrant exercised		341,000
Number of shares authorized for issuance			224,168,287
Common stock share authorized			154,492,987	1,000,000,000		154,492,987	223,700,000																									55,925,000
Common stock share par value			$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred stock share authorized																											69,675,300	100,000,000	69,675,300	69,675,300
Preferred stock share par value																											$ 0.001	$ 0.001	$ 0.001	$ 0.001
Conversion basis, outstanding shares percentage required for conversion																											67.00%
Voting right																											One vote for each share held
Limit to repurchase option													50.00%	50.00%
Value of common stock repurchase per share								$ 7.80	$ 7.80
Effective period of option call								2 years	2 years
Term to continue employment to earn back right								2 years	2 years
Repurchase agreement expiration date								Jul. 15, 2013	Jul. 15, 2013
Stock option vesting period				4 years		4 years		2 years	2 years
Stock based compensation expenses				4,220,000	3,817,000	5,206,000	3,951,000		1,824,000	2,170,000	2,965,000	1,651,000			206,000	859,000																			299,000	154,000
Unrecognized compensation cost related to call option									0		1,721,000
Repurchased of common stock			5,669,374						0		504,559
Value of common stock repurchase per share			$ 7.80								$ 7.80
Value of stock repurchase			44,221,000								3,950,000																						3,936,000
Common Shares outstanding				39,884,357		15,380,969	15,652,261
Warrant issued to repurchase shares																		125,000		203,700
Warrant exercise price	1.80			1.80			1.80											1.80	0.76	1.80
Vested period				4 years														4 years
Expiration date of warrant				Dec. 31, 2017														Dec. 31, 2017
Warrant expiration year																				2018
Warrant exercised				14,729													188,974		22,559
Common stock issued by exercise of warrant																	145,365		22,559
Warrants granted,weighted average grant date fair value						$ 4.68										$ 2.56
Warrants granted															0
Warrantes exercised, total intrinsic value																1,290,000
Total unrecognized expenses related to unvested stock																181,000																			0
Total unrecognized expenses related to unvested stock, recognition period															1 year
Vested stock , total fair value															206,000	859,000
Common stock issued																																		6,440,000
Net proceeds from IPO																																		122,100,000
Warrant issued to repurchase shares							125,000
Warrants repurchased	$ 1,275,000			$ 1,275,000	$ 3,950,000
Warrants repurchased fair value per share	$ 12.00
Warrants granted				0
Outstanding warrants																																			0